EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE [abstract]
Schedule of earnings per share
	2016	2017	2018

Earnings:
Profit for the purpose of basic and diluted earnings per share calculation	637	24,677	52,688

Number of shares:
Number of ordinary shares for the purpose of basic earnings per share calculation	44,647,455,984	44,647,455,984	44,647,455,984
Effect of dilutive potential ordinary shares under the share option schemes	11,684,504	4,101,969	8,566,982
Weighted average number of ordinary shares for the purpose of diluted earnings per share	44,659,140,488	44,651,557,953	44,656,022,966

Earnings per share:
Basic (RMB Yuan)	0.01	0.55	1.18
Diluted (RMB Yuan)	0.01	0.55	1.18